Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,445,797	₩ 2,200,127
Fair value of plan assets	(2,902,714)	(2,703,639)
Present value of non-funded obligations	30,912	20,560
Net defined benefit liabilities	₩ (426,005)	₩ (482,952)